Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

The following table summarizes the Company’s intangible assets:

	March 31, 2025	June 30, 2024
	$	$
Intellectual property	1,736,420	1,736,420
Patents	1,191,000	1,191,000
Intangible assets	2,927,420	2,927,420
Less: accumulated amortization	(1,266,311)	(1,144,222)
Intangible assets, net	1,661,109	1,783,198

The following table summarizes the Companies intangible assets:

	June 30, 2024	June 30, 2023
	$	$

Intellectual property	1,736,420	1,736,420
Patents	1,191,000	1,191,000
Intangible assets	2,927,420	2,927,420
Less: accumulated amortization	(1,144,222)	(981,141)
Intangible assets, net	1,783,198	1,946,279

Schedule of Expects Amortization Expense	The Company expects amortization expense to be incurred over the next five years as follows:
Year ending June 30,	$
2025 (remaining)	40,657
2026	162,746
2027	162,746
2028	162,746
2029	162,746
Thereafter	969,468
Total	1,661,109
The Company expects amortization expense to be incurred over the next five years as follows:
Twelve months ending June 30,	$

2024	162,746
2025	162,746
2026	162,746
2027	162,746
2028	162,746
Thereafter	969,468
Total	1,783,198